EARNINGS PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners	$ (217,999)	$ 21,196	$ 1,094	$ 99	$ (38,375)	$ 4,909	$ 3,235	$ 3,114	$ (195,610)	$ (27,117)	$ 42,549
(Loss) earnings per limited partner unit:
Antidilutive securities excluded from the calculation of diluted loss per common unit											0
Phantom Units
(Loss) earnings per limited partner unit:
Antidilutive securities excluded from the calculation of diluted loss per common unit									109,201	231,875
Common units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners									$ (125,437)	$ (16,324)	$ 23,227
Weighted-average units outstanding - basic									39,217,000	33,311,000	26,951,000
Effect of nonvested phantom units									0	0	150,000
Weighted-average units outstanding – diluted									39,217,000	33,311,000	27,101,000
(Loss) earnings per limited partner unit:
Diluted (in dollars per share)	$ (3.28)	$ 0.32	$ 0.05	$ 0.00	$ (0.65)	$ 0.08	$ 0.05	$ 0.08	$ (3.20)	$ (0.49)	$ 0.86
Subordinated Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners									$ (70,173)	$ (10,793)	$ 19,322
Weighted-average units outstanding - basic									24,410,000	24,410,000	24,410,000
Weighted-average units outstanding – diluted									24,410,000	24,410,000	24,410,000
(Loss) earnings per limited partner unit:
Diluted (in dollars per share)									$ (2.88)	$ (0.44)	$ 0.79